Property, plant and equipment - Changes in property plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 9,528	$ 8,509
Exceptional accelerated depreciation and impairment	(352)	(174)	$ (46)
Borrowing costs capitalised(2)	56	46	0
Ending Balance	8,996	9,528	8,509
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,901	2,519
Ending Balance	3,292	2,901	2,519
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,534	4,121
Ending Balance	4,506	4,534	4,121
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	86	72
Ending Balance	79	86	72
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	196	234
Ending Balance	124	196	234
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	14,670	13,029
Hyperinflation adjustment	57	82
Exchange differences	(194)	628
Acquisitions		1
Additions	1,111	1,582
Borrowing costs capitalised(2)	45	94
Disposals	(96)	(410)
Transfers	0	0
Reclassification to assets held for sale	(1,273)	(336)
Ending Balance	14,320	14,670	13,029
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,222	3,617
Hyperinflation adjustment	30	33
Exchange differences	(80)	162
Acquisitions		0
Additions	306	160
Borrowing costs capitalised(2)	0	16
Disposals	(19)	(93)
Transfers	572	367
Reclassification to assets held for sale	(221)	(40)
Ending Balance	4,810	4,222	3,617
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	7,942	7,158
Hyperinflation adjustment	19	38
Exchange differences	(112)	354
Acquisitions		0
Additions	396	388
Borrowing costs capitalised(2)	0	22
Disposals	(48)	(222)
Transfers	619	415
Reclassification to assets held for sale	(827)	(211)
Ending Balance	7,989	7,942	7,158
Cost | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	221	177
Hyperinflation adjustment	1	1
Exchange differences	(7)	30
Acquisitions		0
Additions	9	19
Borrowing costs capitalised(2)	0	0
Disposals	(10)	(16)
Transfers	11	11
Reclassification to assets held for sale	(21)	(1)
Ending Balance	204	221	177
Cost | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	474	514
Hyperinflation adjustment	0	6
Exchange differences	(8)	42
Acquisitions		0
Additions	28	38
Borrowing costs capitalised(2)	0	0
Disposals	(10)	(43)
Transfers	22	(7)
Reclassification to assets held for sale	(184)	(76)
Ending Balance	322	474	514
Cost | Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,811	1,563
Hyperinflation adjustment	7	4
Exchange differences	13	40
Acquisitions		1
Additions	372	977
Borrowing costs capitalised(2)	45	56
Disposals	(9)	(36)
Transfers	(1,224)	(786)
Reclassification to assets held for sale	(20)	(8)
Ending Balance	995	1,811	1,563
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(5,142)	(4,520)
Exchange differences	95	(251)
Depreciation charge for the year	(668)	(654)
Exceptional accelerated depreciation and impairment	(352)	(152)
Disposals	70	340
Reclassification to assets held for sale	673	95
Ending Balance	(5,324)	(5,142)	(4,520)
Accumulated depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,321)	(1,098)
Exchange differences	23	(90)
Depreciation charge for the year	(209)	(180)
Exceptional accelerated depreciation and impairment	(120)	(34)
Disposals	15	73
Reclassification to assets held for sale	94	8
Ending Balance	(1,518)	(1,321)	(1,098)
Accumulated depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,408)	(3,037)
Exchange differences	62	(119)
Depreciation charge for the year	(403)	(408)
Exceptional accelerated depreciation and impairment	(232)	(115)
Disposals	35	212
Reclassification to assets held for sale	463	59
Ending Balance	(3,483)	(3,408)	(3,037)
Accumulated depreciation | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(135)	(105)
Exchange differences	6	(19)
Depreciation charge for the year	(25)	(24)
Exceptional accelerated depreciation and impairment	0	(3)
Disposals	10	15
Reclassification to assets held for sale	19	1
Ending Balance	(125)	(135)	(105)
Accumulated depreciation | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(278)	(280)
Exchange differences	4	(23)
Depreciation charge for the year	(31)	(42)
Exceptional accelerated depreciation and impairment	0	0
Disposals	10	40
Reclassification to assets held for sale	97	27
Ending Balance	$ (198)	$ (278)	$ (280)